UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 2402
John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Counsel and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 55.42%					$522,349,751

(Cost $544,945,461)

Advertising 0.07%					696,150

Donnelley (R.H.) Corp.,
Sr Note (S)	8.875%	10-15-17	B	$1,190	696,150

Agricultural Products 0.21%					2,019,600

Chaoda Modern Agriculture Holdings Ltd.,
Gtd Sr Note (Cayman Islands) (F)(L)(S)	7.750	02-08-10	BB	2,040	2,019,600

Airlines 1.11%					10,426,939

American Airlines, Inc.,
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	516	484,921
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545	02-02-19	A-	914	882,223
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB-	1,251	1,201,012
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	629	597,700
Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A-	2,904	2,795,783
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AAA	2,880	2,880,000
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1 (L)	7.027	11-01-19	A-	1,660	1,585,300

Aluminum 0.17%					1,596,450

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,835	1,596,450

Apparel Retail 0.08%					721,600

Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	8.204	12-15-14	B-	820	721,600

Asset Management & Custody Banks 0.41%					3,821,575

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (P)(S)	5.260	12-29-49	AA	4,005	3,821,575

Auto Parts & Equipment 0.31%					2,926,275

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11-01-15	B-	1,325	1,132,875
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	1,830	1,793,400

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Automobile Manufacturers 0.17%					1,579,200

General Motors Corp.,
Sr Note (L)	7.125	07-15-13	B-	1,880	1,579,200

Broadcasting & Cable TV 0.91%					8,547,304

CCH II LLC/CCH II Capital Corp.,
Gtd Sr Note	10.250	09-15-10	CCC	1,560	1,427,400
Comcast Cable Communications
Holdings, Inc.,
Sr Note (L)	8.375	03-15-13	BBB+	1,445	1,622,468
Comcast Cable Holdings LLC,
Gtd Sr Note	9.800	02-01-12	BBB+	1,720	1,996,186
Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,675	1,762,937
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,905	1,738,313

Casinos & Gaming 2.13%					20,120,346

Fountainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	1,825	1,314,000
Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	1,170	1,105,650
Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11-01-12	B	1,135	1,021,500
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B	1,375	938,438
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,970	1,635,100
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,897,369
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	1,525	1,342,000
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08-15-14	B	1,050	897,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	1,525	1,479,250
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	1,090	959,200
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	764	794,560
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	2,260	2,367,056
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	1,625	1,129,375
Turning Stone Resort & Casino
Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,985	1,915,525
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB-	1,361	1,323,573

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Commodity Chemicals 0.09%					875,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	875	875,000

Computer Hardware 0.27%					2,570,080

Computer Sciences Corp.,
Sr Note (S)	6.500	03-15-18	A-	2,520	2,570,080

Consumer Finance 0.73%					6,917,409

CIT Group, Inc.,
Sr Note	5.650	02-13-17	A	660	551,771
Sr Note	5.000	02-13-14	A	445	381,144
Sr Note	5.125	09-30-14	A-	575	487,461
Ford Motor Credit Co., LLC,
Sr Note	9.875	08-10-11	B	1,135	1,050,641
Sr Note	9.750	09-15-10	B	3,237	3,044,017
GMAC LLC,
Sr Note	6.000	12-15-11	BB+	1,750	1,402,375

Data Processing & Outsourced Services 0.19%					1,788,196

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	1,690	1,788,196

Diversified Banks 1.98%					18,632,750

Banco Mercantil del Norte SA,
Sub Bond (Mexico) (F)(P)(S)	6.862	10-13-21	Baa1	2,500	2,250,477
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Jr Sub Note (5.506% to 4-15-15
then variable) (Japan) (F)(P)(S)	5.506	12-15-49	A2	2,530	2,128,140
HBOS Plc,
Perpetual Jr Sub Bond (6.413% to 10-1-35
then variable) (United Kingdom) (F)(P)(S)	6.413	09-29-49	A	2,410	1,906,922
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then variable)
(United Kingdom) (F)(P)(S)	6.267	11-14-16	A	2,500	2,185,230
Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser MTN (United
Kingdom) (F)(P)	7.640	03-31-49	A	1,400	1,396,143
Perpetual Jr Sub Bond (7.648% to 9-30-31
then variable) (United Kingdom) (F)(P)	7.648	08-29-49	A	3,210	3,312,277
Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	2,335	2,362,733
Societe Generale,
Sub Note (France) (F)(S)	5.922	04-05-49	A+	1,725	1,555,269
Standard Chartered Plc,
Bond (United Kingdom) (F)(L)(P)(S)	7.014	07-30-49	BBB+	1,700	1,535,559

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Diversified Chemicals 0.33%					3,104,824

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	1,905	1,922,324
Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BB-	1,100	1,182,500

Diversified Commercial & Professional Services 0.37%					3,485,099

General Electric Co.,
Sr Note	5.250	12-06-17	AAA	1,810	1,816,599
Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB-	1,775	1,668,500

Diversified Financial Services 1.29%					12,136,499

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	1,730	1,584,211
Huntington Capital III,
Gtd Sub Bond	6.650	05-15-37	BBB-	2,165	1,800,003
Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(S)	9.875	01-31-17	B	805	754,687
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable) (P)	7.400	09-29-36	BB+	2,595	2,315,472
QBE Capital Funding II LP,
Gtd Sub Bond (Jersey Islands) (F)(S)	6.797	06-01-49	BBB	2,485	2,280,000
SMFG Preferred Capital,
Bond (S)	6.078	01-25-17	BBB	2,215	1,924,680
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	1,477,446

Diversified Metals & Mining 0.27%					2,530,020

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	485	514,100
New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	1,350	1,097,282
Vedanta Resources Plc,
Sr Note (United Kingdom) (F)(S)	6.625	02-22-10	BB	935	918,638

Diversified REITs 0.10%					940,161

HRPT Properties Trust,
Sr Note REIT	6.650	01-15-18	BBB	1,070	940,161

Drug Retail 0.60%					5,656,189

CVS Caremark Corp.,
Jr Sub Bond (P)	6.302	06-01-37	BBB-	3,635	3,448,332
Sr Note (L)	5.750	06-01-17	BBB+	2,140	2,207,857

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Electric Utilities 3.36%					31,643,635

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (F)(S)	6.500	10-27-36	A+	3,035	2,781,547
AES Eastern Energy LP,
Sr Pass Thru Ctf 1999-A	9.000	01-02-17	BB+	3,408	3,714,394
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	3,467	3,739,576
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	2,297	2,587,828
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	2,655	2,860,951
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	976	1,022,189
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	1,835	1,926,750
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB+	2,445	2,653,135
Nevada Power Co.,
Mtg Note Ser L	5.875	01-15-15	BB+	1,755	1,769,124
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	193	235,230
TECO Finance, Inc.,
Sr Note (S)	7.000	05-01-12	Baa3	1,211	1,288,141
Sr Note (S)	6.572	11-01-17	Baa3	839	855,721
Texas Competitive Electric
Holdings Co., LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	1,920	1,872,000
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	4,316	4,337,049

Electronic Equipment Manufacturers 0.11%					1,017,002

Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg) (F)(S)	6.550	10-01-17	BBB	970	1,017,002

Environmental & Facilities Services 0.05%					517,650

Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (G)(S)	10.875	07-15-12	B	595	517,650

Foreign Banks 0.35%					3,261,149

ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB-	2,370	2,363,655
Standard Chartered Bank,
Sub Note (United Kingdom) (F)(S)	6.400	09-26-17	A	865	897,494

Gas Utilities 0.39%					3,653,209

KN Capital Trust I,
Cap Security	8.560	04-15-27	B-	$1,670	1,670,000
Southern Union Co.,
Jr Sub Note	7.200	11-01-66	BB	2,165	1,983,209

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Health Care Distributors 0.16%					1,521,913

Covidien International Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A-	1,455	1,521,913

Health Care Facilities 0.27%					2,512,000

Community Health Systems, Inc.,
Gtd Sr Sub Note (L)	8.875	07-15-15	B-	2,560	2,512,000

Health Care Services 0.45%					4,208,755

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	935	883,575
Sr Sub Note (S)	7.250	12-15-12	B-	695	656,775
UnitedHealth Group, Inc.,
Sr Note	6.625	11-15-37	A-	1,445	1,372,270
Sr Note	5.500	11-15-12	A-	1,240	1,296,135

Health Care Supplies 0.07%					659,750

Bausch & Lomb, Inc.,
Sr Note (S)	9.875	11-01-15	B-	650	659,750

Hotels, Resorts & Cruise Lines 0.19%					1,819,340

Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB-	1,815	1,819,340

Insurance Brokers 0.62%					5,851,922

Merna Reinsurance Ltd.,
Sec Sub Note Ser B	6.580	07-07-10	A2	2,020	1,946,876
Progressive Corp. (The),
Jr Sub Deb (P)	6.700	06-15-37	A-	1,225	1,083,059
Prudential Financial, Inc.,
Sr Note Ser D (L)	5.150	01-15-13	A+	2,765	2,821,987

Integrated Telecommunication Services 1.13%					10,641,494

AT&T, Inc.,
Note	6.500	09-01-37	A	960	971,244
Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	1,890	1,918,350
Cincinnati Bell, Inc.,
Gtd Sr Sub Note (L)	8.375	01-15-14	B-	1,215	1,166,400
Nextel Communications, Inc.,
Sr Gtd Note Ser E	6.875	10-31-13	BBB-	2,365	1,856,525
Qwest Corp.,
Sr Note	7.875	09-01-11	BBB-	1,620	1,648,350
Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB-	2,355	1,648,500
West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	1,710	1,432,125

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Investment Banking & Brokerage 0.99%					9,342,364

American General Finance Corp.,
Note Ser J	6.900	12-15-17	A+	1,735	1,743,661
Bear Stearns Cos., Inc. (The),
Sr Note	7.250	02-01-18	BBB	1,950	1,891,849
BNP Paribas,
Jr Sub Note (7.195% to 6-25-37 then
variable) (France) (F)(P)(S)	7.195	06-29-49	AA-	1,065	978,362
Goldman Sachs Group, Inc. (The),
Jr Sub Note	6.750	10-01-37	A+	1,025	956,966
Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	1,115	966,059
Mizuho Finance,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	Aa3	2,750	2,805,467

Life & Health Insurance 0.25%					2,409,176

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-67	A-	915	821,104
Symetra Financial Corp.,
Jr Sub Bond (P)(S)	8.300	10-15-37	BB	1,660	1,588,072

Marine 0.43%					4,023,812

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	2,690	2,286,500
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)	9.500	12-15-14	B+	1,805	1,737,312

Metal & Glass Containers 0.24%					2,303,750

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	2,375	2,303,750

Movies & Entertainment 0.31%					2,898,535

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	837,200
Quebecor Media, Inc.,
Sr Note (Canada) (F)(S)	7.750	03-15-16	B	355	325,712
Rogers Cable, Inc.,
Gtd Sr Note (Canada) (F)	6.750	03-15-15	BBB-	1,640	1,735,623

Multi-Line Insurance 0.96%					9,029,614

Axa SA,
Perpetual Sub Note (6.379% to 12-14-36
then variable) (France) (F)(P)(S)	6.379	12-14-49	BBB+	1,170	945,349
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then
variable) (P)	6.150	11-15-66	BBB+	1,640	1,390,079

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,425	1,522,508
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,070	2,978,720
Gtd Jr Sub Bond (L)(S)	7.800	03-15-37	BB+	2,635	2,192,958

Multi-Media 0.48%					4,520,155

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB+	2,165	2,551,422
Time Warner Entertainment Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,740	1,968,733

Multi-Utilities 0.56%					5,255,171

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,090	2,088,694
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB-	933	1,058,264
Sr Sec Bond Ser F	7.475	11-30-18	BBB-	1,845	2,108,213

Office Services & Supplies 0.25%					2,343,154

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BBB-	2,204	2,343,154

Oil & Gas Drilling 0.42%					3,966,235

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	1,270	1,111,250
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	1,211	1,256,142
Western Oil Sands, Inc.,
Gtd Sr Sec Note (Canada) (F)	8.375	05-01-12	BBB+	1,400	1,598,843

Oil & Gas Exploration & Production 0.24%					2,233,831

Marathon Oil Corp.,
Sr Note	6.000	10-01-17	BBB+	950	979,231
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	1,230	1,254,600

Oil & Gas Refining & Marketing 0.45%					4,263,389

Enterprise Products Operating LP,
Gtd Jr Sub Note (P)	7.034	01-15-68	BB	2,130	1,844,669
Premcor Refining Group, Inc. (The),
Gtd Sr Note	6.750	05-01-14	BBB	2,310	2,418,720

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Oil & Gas Storage & Transportation 0.80%					7,589,554

Buckeye Parterns LP,
Sr Note	5.125	07-01-17	BBB	1,260	1,209,821
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	1,835	1,830,413
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	2,150	2,248,066
TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	2,640	2,301,254

Packaged Foods & Meats 0.56%					5,261,841

ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note (Zero to 11-1-08 then
11.500%) (O)	Zero	11-01-11	B-	2,200	1,947,000
General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,146,966
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	2,350	2,167,875

Paper Packaging 0.05%					453,750

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	605	453,750

Paper Products 0.46%					4,366,666

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	1,740	1,780,566
Stone Container Corp.,
Sr Note	8.000	03-15-17	B-	920	814,200
Verso Paper Holdings LLC,
Gtd Sr Note Ser B (L)	9.125	08-01-14	B+	1,880	1,771,900

Pharmaceuticals 0.26%					2,498,833

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	2,370	2,498,833

Property & Casualty Insurance 0.26%					2,479,386

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	2,330	2,479,386

Publishing 0.13%					1,221,300

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	2,070	1,221,300

Railroads 0.20%					1,882,691

Unions Pacific Corp.,
Sr Note	5.700	08-15-18	BBB	1,865	1,882,691

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Real Estate Management & Development 0.70%					6,645,930

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	1,835	1,649,417
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	1,715	1,832,146
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	1,745	1,874,617
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands) (F)(L)(S)	8.000	12-01-16	BB+	1,675	1,289,750

Restaurants 0.07%					627,900

Dave & Buster's, Inc.
Gtd Sr Note	11.250	03-15-14	CCC+	690	627,900

Semiconductor Equipment 0.16%					1,462,600

Freescale Semicinductor, Inc.,
Gtd Sr Sub Note (L)	10.125	12-15-16	B-	2,060	1,462,600

Specialized Finance 1.54%					14,471,219

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,590	3,607,950
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.865	02-15-12	Baa2	2,660	2,635,068
Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	1,060	969,900
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,116	3,182,483
HRP Myrtle Beach Operations LLC,
Sr Sec Note (P)(S)	9.894	04-01-12	B+	1,075	935,250
UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B	879	907,568
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then
variable) (P)(S)	6.091	01-15-49	A+	2,900	2,233,000

Specialty Chemicals 0.52%					4,887,400

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	2,160	2,095,200
Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B-	1,510	1,351,450
Nova Chemicals Ltd.,
Note (Canada) (F)	7.875	09-15-25	B+	1,695	1,440,750

Steel 0.25%					2,372,738

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	2,415	2,372,738

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Thrifts & Mortgage Finance 23.28%					219,426,657

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	2.549	12-25-46	AAA	51,875	2,431,656
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	2.981	06-25-47	AAA	37,997	2,517,291
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO (P)	2.181	05-25-47	AAA	30,759	1,845,519
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A Class D (S)	5.957	04-15-37	BBB	3,175	2,633,377
Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.181	09-10-47	AAA	2,965	2,853,368
Mtg Pass Thru Ctf Ser 2006-2 Class A3 (P)	5.712	05-10-45	AAA	5,400	5,297,904
Mtg Pass Thru Ctf Ser 2006-3 Class A4	5.889	07-10-44	AAA	5,260	5,179,164
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.880	03-20-36	AAA	3,906	3,917,820
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.946	05-20-36	AA+	2,115	2,149,181
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	07-20-47	AAA	2,273	2,283,431
Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4 Class A3A	5.600	07-10-46	AAA	4,245	4,137,635
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.547	04-25-35	AA+	1,207	1,174,375
Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	4,260	4,098,547
Mtg Pass Thru Ctf Ser 2003-T10 Class A2	4.740	03-13-40	AAA	4,690	4,448,813
Mtg Pass Thru Ctf Ser 2006-PW14 Class D	5.412	12-01-38	A	2,480	1,715,494
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	3,125	3,137,721
Citigroup Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.724	03-15-49	Aaa	3,350	3,284,078
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	1,806	1,817,526
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833	12-25-35	AAA	2,908	2,470,408
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.225	07-15-44	AA	1,030	831,548
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (P)	5.706	06-10-46	AAA	3,200	3,143,908
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	342	319,981
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.383	11-20-35	AAA	40,181	1,431,459

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Mtg Pass Thru Ctf Ser 2006-0A3
Class X IO (P)	2.231	05-25-36	AAA	17,507	722,167
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.949	07-25-46	AAA	38,743	1,501,279
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.813	08-25-46	AAA	20,374	770,403
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	3,967	3,970,609
Mtg Pass Thru Ser 2007-OA8 Class X IO	2.000	06-25-47	AAA	25,497	1,015,899
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class E (S)	6.065	11-15-36	Baa3	2,900	2,585,118
Mtg Pass Thru Ctf Ser 2006-1A Class F (S)	6.650	11-15-36	Ba1	5,065	4,536,011
CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1 Class A2	4.597	03-15-35	AAA	6,665	6,309,492
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class A2 (S)	5.779	06-20-31	AAA	4,605	4,075,172
Mtg Pass Thru Ctf Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	1,065	947,059
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	3,215	2,621,376
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO (P)	1.050	08-19-45	AAA	40,539	1,393,542
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.214	12-25-34	AA	1,261	1,240,227
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.177	05-25-36	AA	1,326	924,519
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,425	1,363,739
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,754,947
Global Tower Partners Acquisition
Partners LLC,
Mtg Pass Thru Ctf Ser 2007-1A Class F (S)	7.050	05-15-37	Ba2	780	721,414
GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	2,795	2,806,631
Mtg Pass Thru Ctf Ser 2003-C2 Class B (P)	5.314	05-10-40	AAA	7,495	7,389,090
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.637	04-19-36	AAA	2,497	2,499,115
Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-GG9 Class C	5.554	03-10-39	AA	1,810	1,304,992
Mtg Pass Thru Ctf Ser 2007-GG9 Class F	5.633	03-10-39	A	995	637,704
GS Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2006-NIM3 Class N2	8.112	06-25-46	Baa2	538	533,026
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8 Class A2	5.479	11-10-39	Aaa	6,025	5,936,855
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.217	08-25-34	AA	1,892	1,775,890

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.388	01-25-36	AAA	5,543	5,520,679
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	1.223	09-19-35	AAA	28,967	950,488
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)(P)	0.350	05-19-47	AAA	72,442	543,314
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(P)	0.350	07-19-47	AAA	72,736	636,439
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(P)(S)	0.343	11-19-15	AAA	50,712	380,343
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2007-A
Class N2 (G)(S)	7.870	04-25-37	BBB-	913	913,289
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	1,209	1,196,106
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO (P)	2.154	10-25-36	AAA	69,711	1,938,838
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO (P)	1.911	10-25-36	AAA	82,680	2,067,010
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.515	05-25-35	AA	1,797	1,857,074
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.401	08-25-36	AA	1,781	1,428,784
Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB-	954	953,763
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	2,865	2,702,987
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,646	1,317,143
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	5.875	04-15-45	AAA	3,345	3,303,812
JP Morgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5 Class D	7.351	09-15-29	AA+	1,301	1,323,436
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	2,532	2,599,469
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	3,555	3,610,545
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.823	01-25-37	Aa1	4,859	4,706,641
LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	5.883	06-15-38	AAA	3,950	3,910,742
Master Adjustable Rate Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.989	02-25-36	AAA	4,278	4,213,625
Merrill Lynch/Countrywide Commercial
Mtg Trust,

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Mtg Pass Thru Ctf Ser 2006-2 Class A4 (P)	5.909	06-12-46	AAA	4,535	4,493,126
Mtg Pass Thru Ctf Ser 2006-3 Class A4	5.414	07-12-46	AAA	3,880	3,693,090
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)(P)	5.981	09-25-37	AA	1,565	1,475,543
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)(P)	5.981	09-25-37	A	585	533,738
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)(P)	5.981	09-25-37	BBB	375	320,739
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.203	11-14-42	AAA	3,065	2,989,006
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A (L)	5.230	09-15-42	AAA	4,520	4,341,536
Mtg Pass Thru Ctf Ser 2006-IQ12 Class E	5.538	12-15-43	A+	2,430	1,740,909
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.549	05-25-35	AA	1,600	1,492,618
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08-25-35	AAA	1,826	1,817,370
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08-25-35	AAA	2,365	2,180,259
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.957	12-25-35	AAA	2,525	2,333,468
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	4,143	4,232,975
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	830,482
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	767,740
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,373	1,230,208
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	850	761,273
Sharps SP I LLC Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1 CB	9.250	04-25-46	Baa3	243	241,150
Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	1,616	1,661,220
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO	0.562	04-25-47	Aaa	72,812	1,228,700
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.701	06-25-47	Aaa	170,860	2,135,753
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	0.626	07-25-47	Aaa	97,409	1,278,487
Mtg Pass Thru Ctf Ser 2007-1 Class B1	6.205	02-25-37	AA	2,141	1,677,527
Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	2,166	2,146,479
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.654	10-25-36	AAA	5,216	5,292,254

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Tobacco 0.32%					3,043,282

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	690	700,350
Gtd Sr Note	8.500	05-15-12	B	890	832,150
Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BBB	1,420	1,510,782

Wireless Telecommunication Services 1.34%					12,669,333

America Movil SA de CV,
Sr Note (Mexico) (F)	5.750	01-15-15	BBB+	1,595	1,617,411
AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,355	1,543,451
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,540	1,416,800
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	3,455	3,254,679
Digicel Group Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	2,115	1,850,625
Rural Cellular Corp.,
Sr Sub Note (P)	8.989	11-01-12	CCC	330	333,300
SK Telecom Co., Ltd.,
Bond (South Korea) (F)(L)(S)	6.625	07-20-27	A	2,615	2,653,067

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.84%					$7,881,981

(Cost $6,789,530)

Agricultural Products 0.18%					1,657,688

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	18,000	1,657,688

Diversified Metals & Mining 0.37%					3,531,703

Freeport-McMoRan Copper & Gold, Inc.,
6.75%			B+	23,900	3,531,703

Government U.S. Agency 0.10%					914,640

Federal Home Loan Mortgage Corp.,
8.375%, Ser Z			AA-	35,520	914,640

Integrated Telecommunication Services 0.19%					1,777,950

Telephone & Data Systems, Inc., 7.60%,			BB+	81,000	1,777,950

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.19%					$1,774,911

(Cost $1,808,824)

Diversified Metals & Mining 0.11%					999,911

Thompson Creek Metals Co.,
Tranche A (1st Lien Note), 11-1-12 (G)			B	$1,042	999,911

Hotels, Resorts & Cruise Lines 0.08%					775,000

East Valley Tourist Development
Authority,
Tranche A, 8-6-12 (G)			B3	775	775,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 38.33%					$361,261,046

(Cost $353,388,892)

Government U.S. 2.31%					21,743,514

United States Treasury,
Bond (L)	5.000%	05-15-37	AAA	$5,250	5,754,903
Note (L)	4.750	05-15-14	AAA	8,450	9,373,560
Note (L)	4.250	11-15-13	AAA	5,940	6,430,513
Note (L)	3.500	02-15-18	AAA	185	184,538

Government U.S. Agency 36.02%					339,517,532

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	37	37,653
30 Yr Adj Rate Pass Thru Ctf (P)	5.616	04-01-37	AAA	5,500	5,648,428
30 Yr Adj Rate Pass Thru Ctf (P)	5.276	12-01-35	AAA	7,674	7,748,954
30 Yr Adj Rate Pass Thru Ctf (P)	5.154	11-01-35	AAA	8,565	8,629,745
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	8,680	8,564,912
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,066	1,052,323
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	2,715	2,815,302
Note	5.500	03-22-22	AAA	9,045	9,383,310
Note	4.500	01-15-15	AAA	15,310	15,934,709
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	211	244,823
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	65	66,779
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	414	434,884
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	101	106,601
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,269	1,300,058
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	8,700	8,911,099
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	7,519	7,608,432

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	5,382	5,581,155
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	10,744	11,139,744
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,342
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	2,807	2,869,620
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,200	2,248,858
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	9,889	10,109,889
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	398	406,428
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	13,250	13,546,130
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	13,403	13,700,532
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	17,493	17,881,802
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	34,060	34,831,537
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	26,317	26,574,320
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	8,562	8,622,273
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	7,868	7,917,091
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	5,087	5,118,309
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	28,629	28,807,039
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,732	18,848,179
30 Yr Pass Thru Ctf	5.500	03-15-38	AAA	16,636	16,729,578
30 Yr Pass Thru Ctf	5.499	03-01-37	AAA	7,431	7,495,575
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	4,756	4,705,876
30 Yr Pass Thru Ctf	5.000	03-15-34	AAA	10,520	10,358,918
CMO REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	4,520	4,537,476
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	1,930	1,938,830
15 Yr Pass Thru Ctf PO	Zero	02-01-15	AAA	2,020	1,566,453
Financing Corp., Bond	10.350	08-03-18	Aaa	3,545	5,323,860
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	11	13,329
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	26	31,477
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	13,066
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	35	39,000
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,689
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	39	43,617
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	19	21,528

Issuer				Shares	Value
Warrants 0.02%					$240,031

(Cost $265,338)

Diversified Metals & Mining 0.02%					240,031

New Gold, Inc. (Canada) (F)(I)				135,000	240,031

John Hancock
Bond Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 10.89%			$102,707,696

(Cost $102,707,696)

Joint Repurchase Agreement 5.71%			53,879,000

Joint Repurchase Agreement with Barclays
Plc, dated 2-29-08 at 1.800% to be
repurchased at $53,887,082 on 3-3-08,
collateralized by $31,407,902 U.S.
Treasury Inflation Indexed Bond, 3.875%,
due 4-15-29 (valued at $54,956,580,
including interest)	1.800%	$53,879	53,879,000

	Interest
	rate	Shares
Cash Equivalents 5.18%			48,828,696

John Hancock Cash Investment Trust (T)(W)	3.42% (Y)	48,828,696	48,828,696

Total investments (Cost $1,009,905,741)† 105.69%			$996,215,416

Liabilities in excess of other assets (5.69%)			($53,605,072)

Total net assets 100.00%			$942,610,344

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Bond Fund
Notes to Schedule of Investments
February 29, 2008 (unaudited)

IO Interest only (carries notional principal amount)

Gtd Guaranteed

MTN Medium Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of February 29, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $130,000,057 or 13.79% of the Fund's net assets as of February 29, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $1,011,258,031. Gross unrealized appreciation and depreciation of investments aggregated $16,544,586 and $31,587,201, respectively, resulting in net unrealized depreciation of $15,042,615.

Notes to Schedule of Investments - Page 1

John Hancock
Bond Fund
Credit default swap contracts
February 29, 2008 (unaudited)

						Unrealized
	Notional	Buy/Sell	Received	Terminiation		Appreciation
Issuer	Amount	Protection	Fixed Rate	Date	Counterparty	(Depreciation)

Ford Motor Co.	$5,000,000	Sell	2.15%	July 2031	Morgan Stanley	($58,823)
General Motors Corp.	3,000,000	Sell	5.35	March 2009	Lehman Brothers	($9,743)
Goodyear Tire & Rubber Co.	5,000,000	Sell	1.51	June 2012	Bank of America	(397,912)
Macy's, Inc.	5,000,000	Buy	2.46	March 2013	Lehman Brothers	$503

						($465,975)

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission , the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/08
4/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008